FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    September 25, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Income Fund (the trust):

            Fidelity Ginnie Mae Fund
            Fidelity Government Income Fund
            Fidelity Intermediate Government Income Fund (the funds)

            File Nos. 2-92661 and 811-4085

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                    /S/ Eric D. Roiter
                       Eric D. Roiter
                       Secretary